UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     February 08, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     67

Form13F Information Table Value Total:     $2,028,546 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


     28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101     7793   100000 SH       DEFINED 01             100000
3M Company                  COM                 88579Y101    68602   880297 SH       SOLE                   719897            160400
Accenture Ltd.              COM                 G1150G111    30515   826295 SH       SOLE                   670095            156200
Agilent Technologies Inc.   COM                 00846u101    49115  1409318 SH       SOLE                  1148518            260800
Agilent Technologies Inc.   COM                 00846u101     8712   250000 SH       DEFINED 01             250000
American International GroupCOM                 026874107    70925   989750 SH       SOLE                   806176            183574
American International GroupCOM                 026874107     9352   130512 SH       DEFINED 01             130512
American Standard Companies COM                 029712106    81755  1783088 SH       SOLE                  1458488            324600
American Standard Companies COM                 029712106     7359   160500 SH       DEFINED 01             160500
Apache Corporation          COM                 037411105    25890   389259 SH       SOLE                   307259             82000
Baker Hughes Inc.           COM                 057224107    19055   255218 SH       SOLE                   207618             47600
Bank of America Corp.       COM                 060505104    61072  1143880 SH       SOLE                   936412            207468
Bank of America Corp.       COM                 060505104    13352   250090 SH       DEFINED 01             250090
Bank of New York Inc.       COM                 064057102    22875   581025 SH       SOLE                   473425            107600
Baxter International Inc.   COM                 071813109     4639   100000 SH       DEFINED 01             100000
Baxter International Inc.   COM                 071813109    40567   874478 SH       SOLE                   716278            158200
Brunswick Corp.             COM                 117043109    33679  1055770 SH       SOLE                   850770            205000
Cameron International Corp. COM                 13342B105    55385  1044013 SH       SOLE                   842213            201800
Cameron International Corp. COM                 13342B105    15915   300000 SH       DEFINED 01             300000
Caterpillar Inc.            COM                 149123101    50720   826994 SH       SOLE                   673594            153400
Chicago Bridge & Iron NV    COM                 167250109     5498   201100 SH       DEFINED 01             201100
Chicago Bridge & Iron NV    COM                 167250109    29189  1067612 SH       SOLE                   869712            197900
Cigna Corp                  COM                 125509109   131501   999474 SH       SOLE                   813274            186200
Cigna Corp                  COM                 125509109     9947    75600 SH       DEFINED 01              75600
Citigroup Inc.              COM                 172967101    82833  1487119 SH       SOLE                  1218593            268526
Citigroup Inc.              COM                 172967101     6263   112434 SH       DEFINED 01             112434
Coventry Health Care Inc.   COM                 222862104      250     5000 SH       SOLE                     5000
Coventry Health Care Inc.   COM                 222862104    15265   305000 SH       DEFINED 01             305000
CVS Corporation             COM                 126650100     9273   300000 SH       DEFINED 01             300000
CVS Corporation             COM                 126650100    53542  1732195 SH       SOLE                  1404795            327400
Eaton Corp.                 COM                 278058102    42002   558989 SH       SOLE                   453589            105400
Federated Dept. Stores, Inc.COM                 31410H101    41801  1096266 SH       SOLE                   892666            203600
First Data Corp.            COM                 319963104    12855   503720 SH       SOLE                   413220             90500
Goldman Sachs Group Inc.    COM                 38141G104    91288   457929 SH       SOLE                   367229             90700
Hewlett-Packard Company     COM                 428236103    64191  1558409 SH       SOLE                  1271309            287100
Hewlett-Packard Company     COM                 428236103     6178   150000 SH       DEFINED 01             150000
Home Depot Inc.             COM                 437076102     4016   100000 SH       DEFINED 01             100000
IAC/Interactive Corp.       COM                 44919P300    20164   542617 SH       SOLE                   443742             98875
IMS Health Inc.             COM                 449934108    34364  1250505 SH       SOLE                  1016305            234200
IMS Health Inc.             COM                 449934108     2748   100000 SH       DEFINED 01             100000
Int'l Business Machines     COM                 459200101    33424   344048 SH       SOLE                   278348             65700
Laboratory Corp of America  COM                 50540R409    53124   723073 SH       SOLE                   587073            136000
Microsoft Corp.             COM                 594918104    38891  1302440 SH       SOLE                  1063640            238800
Mueller Water Products, Inc.COM                 624758207      222    14871 SH       SOLE                    14871
Nike Inc. Cl B              COM                 654106103    63512   641345 SH       SOLE                   516545            124800
Nokia Corp-Spon ADR         COM                 654902204    35718  1757783 SH       SOLE                  1437383            320400
Nokia Corp-Spon ADR         COM                 654902204     4064   200000 SH       DEFINED 01             200000
Origin Agritech Ltd.        COM                 VGG678281     3282   300000 SH       DEFINED 01             300000
RWE AG- ADR                 COM                 74975E303    56402   512513 SH       SOLE                   410913            101600
Schlumberger Ltd.           COM                 806857108    35355   559763 SH       SOLE                   453963            105800
Tyco Intl Ltd.              COM                 902124106    44165  1452784 SH       SOLE                  1153284            299500
United Parcel Service Inc.  COM                 911312106    54466   726401 SH       SOLE                   588901            137500
United Parcel Service Inc.  COM                 911312106     7498   100000 SH       DEFINED 01             100000
United Technologies Corp.   COM                 913017109    30946   494975 SH       SOLE                   399575             95400
Valero Energy Corp.         COM                 91913Y100     5116   100000 SH       DEFINED 01             100000
Verigy Ltd.                 COM                 Y93691106       46     2572 SH       SOLE                     2572
Verigy Ltd.                 COM                 Y93691106     2318   130608 SH       DEFINED 01             130608
Viacom Inc Cl B             COM                 92553P201    24360   593710 SH       SOLE                   485410            108300
Walter Industries Inc.      COM                 93317Q105      243     9000 SH       SOLE                     9000
Wells Fargo & Co.           COM                 949746101     7112   200000 SH       DEFINED 01             200000
Wells Fargo & Co.           COM                 949746101    32917   925681 SH       SOLE                   747881            177800
Western Union Co            COM                 959802109    11180   498665 SH       SOLE                   408165             90500
Whirlpool Inc.              COM                 963320106    41047   494422 SH       SOLE                   404022             90400
Whirlpool Inc.              COM                 963320106     8302   100000 SH       DEFINED 01             100000
YRC Worldwide Inc.          COM                 984249102    37557   995414 SH       SOLE                   818614            176800
Zimmer Holdings Inc.        COM                 98956P102     7838   100000 SH       DEFINED 01             100000
Zimmer Holdings Inc.        COM                 98956P102    48996   625105 SH       SOLE                   509005            116100
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